CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Summary of Cash And Cash Equivalents

In thousands of USD	December 31, 2021	December 31, 2020
Cash at bank	687,573	82,314
Short-term highly liquid investments	213,033	—
Total	900,606	82,314